Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital [member]	Shares to be issued or canceled [member]	Contributed surplus [member]	Accumulated deficit [member]	Accumulated other comprehensive loss [member]	Non- controlling interests [member]
Beginning Balance at Dec. 31, 2018	$ 282,981	$ 142,118	$ 20,064	$ 11,594	$ (52,745)		$ 161,950
Cumulative effect of adoption of new accounting pronouncement IFRS 16 Leases	(2,992)				(1,466)		(1,526)
Exercise of options	1,181	1,775		(594)
Exercise of warrants	1,245	1,674		(429)
Equity-based compensation expense	15,393			15,393
Change in ownership interest	(834)				(438)		(396)
Income tax reserve	292			(101)	393
Issuance of shares related to MedMar		19,497	(19,497)
Distributions to limited liability company unit holders	(3,630)				(2,942)		(688)
Equity issued related to Valley Ag acquisition	48,881	48,881
Shares issued through equity raise, net of costs	45,975	45,975
Cresco LLC shares redeemed		15,931			(14,233)		(1,698)
Cancellation of shares	(567)		(567)
Net loss	(65,302)				(43,201)		(22,101)
Ending Balance at Dec. 31, 2019	322,623	275,851		25,863	(114,632)		135,541
Exercise of options and warrants	3,416	7,657	21	(4,262)
Equity-based compensation expense	8,851	11,407	275	(2,831)
Income tax reserve	633			761	(128)
Employee taxes on certain share-based payment arrangements	2,825	10,043		(7,218)
Distributions to limited liability company unit holders	(18,773)			(1,818)	(162)		(16,793)
Equity issued related to Valley Ag acquisition	436,168	412,663	(923)	24,428
Shares issued through equity raise, net of costs	6,054	3,554	2,500
Cresco LLC shares redeemed		103,149			(89,350)		(13,799)
Net impact pursuant to tax receivable agreement	144	144
Foreign currency translation	(621)					$ (621)
Net loss	(36,562)				(81,925)		45,363
Ending Balance at Dec. 31, 2020	$ 724,758	$ 824,468	$ 1,873	$ 34,923	$ (286,197)	$ (621)	$ 150,312